Postemployment benefit plans (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Benefits
Components of net periodic benefit cost
Service cost	$ 185	$ 158	$ 210
Interest cost	609	651	652
Expected return on plan assets	(812)	(798)	(773)
Curtailments, settlements and special termination benefits	7	0	28
Amortization of:
Transition obligation / (asset)	0	0	0
Prior service cost / (credit)	19	20	25
Net actuarial loss / (gain)	504	451	385
Total cost included in operating profit	512	482	527
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	745	2,700	47
Amortization of actuarial (loss) gain	(504)	(451)	(385)
Current year prior service cost (credit)	(7)	0	(24)
Amortization of prior service (cost) credit	(19)	(20)	(25)
Amortization of transition (obligation) asset	0	0	0
Total recognized in other comprehensive income	215	2,229	(387)
Total recognized in net periodic cost and other comprehensive income	727	2,711	140
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	4.30%	5.10%	5.40%
Expected return on plan assets (as a percent)	8.00%	8.50%	8.50%
Rate of compensation increase (as a percent)	4.50%	4.50%	4.50%
Expected return on plan assets, next fiscal year (as a percent)	7.80%
Percentage of the highest and lowest yielding bonds that were excluded from the discount rate calculation (as a percent)	10.00%
Additional percentage amount added to long-term passive rate of returns to arrive at the long-term expected rate of return (as a percent)	1.00%	1.00%	1.00%
Non-U.S. Pension Benefits
Components of net periodic benefit cost
Service cost	108	115	92
Interest cost	182	182	162
Expected return on plan assets	(215)	(210)	(192)
Curtailments, settlements and special termination benefits	38	19	22
Amortization of:
Transition obligation / (asset)	0	0	0
Prior service cost / (credit)	1	3	1
Net actuarial loss / (gain)	97	74	65
Total cost included in operating profit	211	183	150
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	225	526	136
Amortization of actuarial (loss) gain	(97)	(72)	(62)
Current year prior service cost (credit)	10	(25)	35
Amortization of prior service (cost) credit	(1)	(3)	(1)
Amortization of transition (obligation) asset	0	0	0
Total recognized in other comprehensive income	137	426	108
Total recognized in net periodic cost and other comprehensive income	348	609	258
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	4.30%	4.60%	4.80%
Expected return on plan assets (as a percent)	7.10%	7.10%	7.00%
Rate of compensation increase (as a percent)	3.90%	4.10%	4.20%
Expected return on plan assets, next fiscal year (as a percent)	6.70%
Other Postretirement Benefits
Components of net periodic benefit cost
Service cost	92	84	68
Interest cost	221	253	245
Expected return on plan assets	(63)	(70)	(93)
Curtailments, settlements and special termination benefits	(40)	0	0
Amortization of:
Transition obligation / (asset)	2	2	2
Prior service cost / (credit)	(68)	(55)	(55)
Net actuarial loss / (gain)	100	108	33
Total cost included in operating profit	244	322	200
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	133	408	570
Amortization of actuarial (loss) gain	(100)	(108)	(33)
Current year prior service cost (credit)	(38)	(121)	0
Amortization of prior service (cost) credit	68	55	55
Amortization of transition (obligation) asset	(2)	(2)	(2)
Total recognized in other comprehensive income	61	232	590
Total recognized in net periodic cost and other comprehensive income	$ 305	$ 554	$ 790
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	4.30%	5.00%	5.60%
Expected return on plan assets (as a percent)	8.00%	8.50%	8.50%
Rate of compensation increase (as a percent)	4.40%	4.40%	4.40%
Assumed increase in health care trend rate
Assumed increase in health care trend rate over the current period to calculate benefit expenses (as a percent)	7.40%
Assumed increase in health care trend rate for the next year to calculate benefit expenses (as a percent)	7.10%
Year that heath care trend rate is assumed to reach ultimate trend rate (year)	2019
Ultimate health care cost trend rate (as a percent)	5.00%
General inflation rate that forms a part of ultimate health care trend rate (as a percent)	3.00%
Additional healthcare inflation rate that forms a part of ultimate health care trend rate (as a percent)	2.00%